Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet

6.	Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet

As indicated in Note 1, certain subsidiaries of the Company ceased its business associated with the mobile application for merchant transactions and related payments in the year ended September 30, 2018. As a result, all the related business assets as of September 30, 2018 have been fully provided for in these financial statements. There have been no movements in these assets since and the fully written down value of the assets remain unchanged. These assets are:

(a)	Prepayments, deposits and other receivables:

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Prepayments to suppliers	$567,934	$567,934	$567,934	$567,934
Rental and other deposits	341,674	341,674	341,674	341,674
Employee advances and others	32,240	32,240	32,240	32,240
Sub total	941,848	941,848	941,848	941,848
Less: allowance for doubtful debts	(941,848)	(941,848)	(941,848)	(941,848)
Prepayments, deposits and other receivable, net	$-	$-	$-	$-

(b)	Property and equipment, net

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Electronic equipment	$2,319,545	$2,319,545	$2,319,545	$2,319,545
Furniture and fixtures	70,596	70,596	70,596	70,596
Leasehold improvements	263,609	263,609	263,609	263,609
Total property and equipment	2,653,750	2,653,750	2,653,750	2,653,750
Less: Accumulated depreciation and amortization	(2,653,750)	(2,653,750)	(2,653,750)	(2,653,750)
Total property and equipment, net	$-	$-	$-	$-

MOXIAN (BVI) INC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(c)	Intangible assets, net

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

IP rights	$1,410,335	$1,410,335	$1,410,355	$1,410,355
Other intangible assets	394,883	394,883	394,883	394,883
	1,805,218	1,805,218	$1,805,218	$1,805,218
Less: accumulated amortization	(1,805,218)	(1,805,218)	(1,805,218)	(1,805,218)
Net intangible assets	$-	$-	$-	$-